UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC cees Trustee LTD
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number: 28-11601
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Sean Creavy
        -------------------------
Title:  Senior Manager, Client Services & Operations
        -------------------------
Phone:  00 44 1534 602031
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mr Sean Creavy                   Jersey, CI, UK                   2/12/2008
------------------                   --------------                   ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            12
                                         ------------
Form 13F Information Table Value Total:  $827,328,622
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                                    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE   PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- --------- -------- --- ---- ------- -------- -------- ------ ----
BEAR STEARNS COS INC           COM              073902108     63189      717 SH       Sole                  717      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     70943       15 SH       Sole                   15      0    0
CITIGROUP INC                  COM              172967101    143727     4892 SH       Sole                 4892      0    0
COGENT COMM GROUP INC          COM NEW          19239V302     30856     1300 SH       Sole                 1300      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105 811466557 16097333 SH       Sole             16097333      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    179487      835 SH       Sole                  835      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     51589      240 SH       Sole                  240      0    0
ISHARES TR                     S&P 500 INDEX    464287200    146620     1000 SH       Sole                 1000      0    0
MERRILL LYNCH & CO INC         COM              590188108   1073400    20000 SH       Sole                20000      0    0
MORGAN STANLEY                 COM NEW          617446448   1326375    25000 SH       Sole                25000      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   4680633    90195 SH       Sole                90195      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   8095246   155994 SH       Sole               155994      0    0